Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Income Funds
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Amendment Flag	false
Central Index Key	0000027825
DocumentEffectiveDate	Nov. 29, 2019
DocumentCreationDate	Nov. 26, 2019
Delaware Corporate Bond Fund | Class A
Document and Entity Information:
Trading Symbol	DGCAX
Delaware Corporate Bond Fund | Class C
Document and Entity Information:
Trading Symbol	DGCCX
Delaware Corporate Bond Fund | Class R
Document and Entity Information:
Trading Symbol	DGCRX
Delaware Corporate Bond Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DGCIX
Delaware Corporate Bond Fund | Class R6
Document and Entity Information:
Trading Symbol	DGCZX
Delaware Extended Duration Bond Fund | Class A
Document and Entity Information:
Trading Symbol	DEEAX
Delaware Extended Duration Bond Fund | Class C
Document and Entity Information:
Trading Symbol	DEECX
Delaware Extended Duration Bond Fund | Class R
Document and Entity Information:
Trading Symbol	DEERX
Delaware Extended Duration Bond Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DEEIX
Delaware Extended Duration Bond Fund | Class R6
Document and Entity Information:
Trading Symbol	DEZRX
Delaware High-Yield Opportunities Fund | Class A
Document and Entity Information:
Trading Symbol	DHOAX
Delaware High-Yield Opportunities Fund | Class C
Document and Entity Information:
Trading Symbol	DHOCX
Delaware High-Yield Opportunities Fund | Class R
Document and Entity Information:
Trading Symbol	DHIRX
Delaware High-Yield Opportunities Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DHOIX
Delaware Floating Rate Fund | Class A
Document and Entity Information:
Trading Symbol	DDFAX
Delaware Floating Rate Fund | Class C
Document and Entity Information:
Trading Symbol	DDFCX
Delaware Floating Rate Fund | Class R
Document and Entity Information:
Trading Symbol	DDFFX
Delaware Floating Rate Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DDFLX